Marketable Securities Current (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Equity securities	$ 21,124	$ 17,773
Available for sale securities, current	21,460	17,773
Open-end fund
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, current	$ 336